Prepayments - Summary of Prepayments (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Prepayments [Abstract]
Prepaid rents	$ 2,316		$ 2,349
Others	1,810		1,779
Prepayments	4,126		4,128
Prepaid rents	589		566
Others	1,809		1,764
Current prepayments	2,398	$ 78	2,330
Prepaid rents	1,727		1,783
Others	1		15
Noncurrent prepayments	$ 1,728	$ 56	$ 1,798